Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Royce Small-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Consultant Class	$108	1.96%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.96%	[1]
Net Assets	$ 2,138,000,000
Holdings Count | Holdings	269
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Investment Class
Trading Symbol	PENNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Investment Class	$52	0.94%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[2]
Net Assets	$ 2,138,000,000
Holdings Count | Holdings	269
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	RPMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Institutional Class	$49	0.89%
¹Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[3]
Net Assets	$ 2,138,000,000
Holdings Count | Holdings	269
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Service Class
Trading Symbol	RYPFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Service Class	$70	1.27%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.27%	[4]
Net Assets	$ 2,138,000,000
Holdings Count | Holdings	269
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$2,138
Number of Holdings	269
Portfolio Turnover Rate	26%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Arcosa	2.3
Element Solutions	2.1
Onto Innovation	1.4
Enpro	1.3
Quaker Houghton	1.2
Assured Guaranty	1.1
SEI Investments	1.1
RBC Bearings	1.1
JBT Marel	1.0
Dorman Products	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smid-Cap Total Return Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce SMid-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Investment Class	$58	1.09%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[5]
Net Assets	$ 33,000,000
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$33
Number of Holdings	54
Portfolio Turnover Rate	37%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
MSC Industrial Direct Cl. A	4.1
Andersen Group Cl. A	3.5
Silgan Holdings	3.3
Advance Auto Parts	3.3
Assured Guaranty	3.2
FTAI Aviation	3.2
Academy Sports & Outdoors	3.1
Quaker Houghton	3.0
Vontier Corporation	2.9
AptarGroup	2.7

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smid-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce SMid-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Service Class	$71	1.34%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[6]
Net Assets	$ 33,000,000
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$33
Number of Holdings	54
Portfolio Turnover Rate	37%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions
MSC Industrial Direct Cl. A	4.1
Andersen Group Cl. A	3.5
Silgan Holdings	3.3
Advance Auto Parts	3.3
Assured Guaranty	3.2
FTAI Aviation	3.2
Academy Sports & Outdoors	3.1
Quaker Houghton	3.0
Vontier Corporation	2.9
AptarGroup	2.7

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Investment Class
Trading Symbol	RIPNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Investment Class	$59	1.19%

[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[7]
Net Assets	$ 69,000,000
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$69
Number of Holdings	59
Portfolio Turnover Rate	15%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
XP Power	4.3	Japan	21.5
Diploma	3.8	United Kingdom	18.4
DiscoverIE Group	3.7	France	6.5
Dexerials	3.2	Italy	5.3
Riken Keiki	3.2	Switzerland	5.3
Maruwa	3.2	India	5.2
Carel Industries	3.2	Israel	4.3
Halma	3.0	Singapore	4.3
USS	2.9	Germany	4.2
Gaztransport Et Technigaz	2.5	Canada	3.1
		Sweden	3.0
		Australia	3.0
		¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Institutional Class
Trading Symbol	RIPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Institutional Class	$52	1.04%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[8]
Net Assets	$ 69,000,000
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$69
Number of Holdings	59
Portfolio Turnover Rate	15%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
XP Power	4.3	Japan	21.5
Diploma	3.8	United Kingdom	18.4
DiscoverIE Group	3.7	France	6.5
Dexerials	3.2	Italy	5.3
Riken Keiki	3.2	Switzerland	5.3
Maruwa	3.2	India	5.2
Carel Industries	3.2	Israel	4.3
Halma	3.0	Singapore	4.3
USS	2.9	Germany	4.2
Gaztransport Et Technigaz	2.5	Canada	3.1
		Sweden	3.0
		Australia	3.0
		[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Service Class
Trading Symbol	RYIPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
Royce International Premier Fund—Service Class	$71	1.44%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%	[9]
Net Assets	$ 69,000,000
Holdings Count | Holdings	59
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$69
Number of Holdings	59
Portfolio Turnover Rate	15%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
XP Power	4.3	Japan	21.5
Diploma	3.8	United Kingdom	18.4
DiscoverIE Group	3.7	France	6.5
Dexerials	3.2	Italy	5.3
Riken Keiki	3.2	Switzerland	5.3
Maruwa	3.2	India	5.2
Carel Industries	3.2	Israel	4.3
Halma	3.0	Singapore	4.3
USS	2.9	Germany	4.2
Gaztransport Et Technigaz	2.5	Canada	3.1
		Sweden	3.0
		Australia	3.0
		[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Micro-Cap Fund—Consultant Class	$136	2.24%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.24%	[10]
Net Assets	$ 428,000,000
Holdings Count | Holdings	156
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$428
Number of Holdings	156
Portfolio Turnover Rate	20%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
Lincoln Educational Services	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.4
Lindblad Expeditions Holdings	1.3
Digi International	1.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Investment Class
Trading Symbol	RYOTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Micro-Cap Fund—Investment Class	$74	1.22%
[1]Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.22%	[11]
Net Assets	$ 428,000,000
Holdings Count | Holdings	156
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$428
Number of Holdings	156
Portfolio Turnover Rate	20%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
Lincoln Educational Services	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.4
Lindblad Expeditions Holdings	1.3
Digi International	1.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Service Class
Trading Symbol	RMCFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Micro-Cap Fund—Service Class	$91	1.49%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.49%	[12]
Net Assets	$ 428,000,000
Holdings Count | Holdings	156
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$428
Number of Holdings	156
Portfolio Turnover Rate	20%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
Lincoln Educational Services	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.4
Lindblad Expeditions Holdings	1.3
Digi International	1.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Consultant Class
Trading Symbol	ROFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Consultant Class	$130	2.24%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.24%	[13]
Net Assets	$ 1,410,000,000
Holdings Count | Holdings	211
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Investment Class
Trading Symbol	RYPNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Investment Class	$70	1.21%
¹Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.21%	[14]
Net Assets	$ 1,410,000,000
Holdings Count | Holdings	211
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Institutional Class
Trading Symbol	ROFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Institutional Class	$65	1.12%
¹Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.12%	[15]
Net Assets	$ 1,410,000,000
Holdings Count | Holdings	211
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	R Class
Trading Symbol	ROFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—R Class	$106	1.83%
¹Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.83%	[16]
Net Assets	$ 1,410,000,000
Holdings Count | Holdings	211
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Service Class
Trading Symbol	RYOFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Service Class	$86	1.49%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.49%	[17]
Net Assets	$ 1,410,000,000
Holdings Count | Holdings	211
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,410
Number of Holdings	211
Portfolio Turnover Rate	33%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Mercury Systems	1.0
Lionsgate Studios	1.0
Mayville Engineering	0.9
Advance Auto Parts	0.9
Orion Group Holdings	0.9
Ultra Clean Holdings	0.9
Select Water Solutions Cl. A	0.8
Cohu	0.8
Materion Corporation	0.8
CECO Environmental	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Consultant Class
Trading Symbol	RPRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Consultant Class	$124	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.24%	[18]
Net Assets	$ 1,148,000,000
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Investment Class
Trading Symbol	RYPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Investment Class	$67	1.21%
¹Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.21%	[19]
Net Assets	$ 1,148,000,000
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Institutional Class
Trading Symbol	RPFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Institutional Class	$63	1.14%
¹Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[20]
Net Assets	$ 1,148,000,000
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Service Class
Trading Symbol	RPFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Service Class	$83	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.49%	[21]
Net Assets	$ 1,148,000,000
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$1,148
Number of Holdings	51
Portfolio Turnover Rate	13%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.4
Arcosa	3.8
JBT Marel	3.6
Quaker Houghton	3.4
RBC Bearings	3.4
RB Global	3.2
FirstService Corporation	3.1
ESCO Technologies	2.8
Littelfuse	2.8
SEI Investments	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Consultant Class
Trading Symbol	RSQCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Consultant Class	$123	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.24%	[22]
Net Assets	$ 479,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Investment Class
Trading Symbol	RYSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Investment Class	$68	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[23]
Net Assets	$ 479,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Institutional Class
Trading Symbol	RSEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Institutional Class	$65	1.19%
¹Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.19%	[24]
Net Assets	$ 479,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Service Class
Trading Symbol	RSEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Service Class	$82	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.49%	[25]
Net Assets	$ 479,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$479
Number of Holdings	30
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown
Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.5
Movado Group	5.9
H&R Block	5.0
ManpowerGroup	4.9
Euronet Worldwide	4.7
Macy’s	4.5
Ennis	4.4
Sylvamo Corporation	4.1
Ethan Allen Interiors	3.5
Federated Hermes Cl. B	3.5

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Consultant Class
Trading Symbol	RYTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Consultant Class	$115	2.17%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.17%	[26]
Net Assets	$ 948,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RYTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Investment Class	$60	1.14%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[27]
Net Assets	$ 948,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Institutional Class
Trading Symbol	RTRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Institutional Class	$54	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[28]
Net Assets	$ 948,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	R Class
Trading Symbol	RTRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—R Class	$97	1.83%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.83%	[29]
Net Assets	$ 948,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Service Class	$79	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%	[30]
Net Assets	$ 948,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$948
Number of Holdings	63
Portfolio Turnover Rate	31%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.0
MSC Industrial Direct Cl. A	3.0
International General Insurance Holdings	2.9
Advance Auto Parts	2.8
Ingevity Corporation	2.7
Barrett Business Services	2.4
Academy Sports & Outdoors	2.4
Healthcare Services Group	2.3
Silgan Holdings	2.3
PACS Group	2.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller—Companies Growth Fund
Class Name	Investment Class
Trading Symbol	RVPHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Investment Class	$57	1.01%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.01%	[31]
Net Assets	$ 238,000,000
Holdings Count | Holdings	81
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$238
Number of Holdings	81
Portfolio Turnover Rate	49%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Hinge Health Cl. A	2.9
Magnite	2.8
Definium Therapeutics	2.8
Flotek Industries	2.7
Axsome Therapeutics	2.7
ACV Auctions Cl. A	2.6
Strata Critical Medical	2.6
Impinj	2.5
Freshpet	2.1
Seacoast Banking Corporation of Florida	1.9

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2026, the following changes will be implemented:

•	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

This is a summary of upcoming changes to the Fund. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund
Material Fund Change Strategies [Text Block]

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

Summary of Change Legend [Text Block]	This is a summary of upcoming changes to the Fund.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller—Companies Growth Fund
Class Name	Institutional Class
Trading Symbol	RVPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Institutional Class	$57	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%	[32]
Net Assets	$ 238,000,000
Holdings Count | Holdings	81
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$238
Number of Holdings	81
Portfolio Turnover Rate	49%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Hinge Health Cl. A	2.9
Magnite	2.8
Definium Therapeutics	2.8
Flotek Industries	2.7
Axsome Therapeutics	2.7
ACV Auctions Cl. A	2.6
Strata Critical Medical	2.6
Impinj	2.5
Freshpet	2.1
Seacoast Banking Corporation of Florida	1.9

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2026, the following changes will be implemented:

•	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

This is a summary of upcoming changes to the Fund. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund
Material Fund Change Strategies [Text Block]

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

Summary of Change Legend [Text Block]	This is a summary of upcoming changes to the Fund.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller—Companies Growth Fund
Class Name	Service Class
Trading Symbol	RYVPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Service Class	$81	1.44%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.44%	[33]
Net Assets	$ 238,000,000
Holdings Count | Holdings	81
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$238
Number of Holdings	81
Portfolio Turnover Rate	49%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Hinge Health Cl. A	2.9
Magnite	2.8
Definium Therapeutics	2.8
Flotek Industries	2.7
Axsome Therapeutics	2.7
ACV Auctions Cl. A	2.6
Strata Critical Medical	2.6
Impinj	2.5
Freshpet	2.1
Seacoast Banking Corporation of Florida	1.9

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective September 30, 2026, the following changes will be implemented:

•	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

This is a summary of upcoming changes to the Fund. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	the Fund’s name will change from Royce Smaller-Companies Growth Fund to Royce Small-Cap Growth Fund
Material Fund Change Strategies [Text Block]

•	the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution)

Summary of Change Legend [Text Block]	This is a summary of upcoming changes to the Fund.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Value Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Investment Class
Trading Symbol	RVVHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund—Investment Class	$68	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[34]
Net Assets	$ 112,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$112
Number of Holdings	79
Portfolio Turnover Rate	25%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	1.9
Unity Bancorp	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Value Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Service Class
Trading Symbol	RYVFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund—Service Class	$81	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.49%	[35]
Net Assets	$ 112,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$112
Number of Holdings	79
Portfolio Turnover Rate	25%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	1.9
Unity Bancorp	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com

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